CLAYMORE EXCHANGE-TRADED FUND TRUST
Guggenheim Frontier Markets ETF

Supplement to the currently effective Summary Prospectus for the above-listed Fund:

Effective immediately, all references to the “BNY Mellon New Frontier DR Index” in the Summary Prospectus are hereby deleted and replaced with “BNY Mellon New Frontier Index.”

The first paragraph of the “Principal Investment Strategies” section of the Summary Prospectus is hereby deleted and replaced with the following:

The Fund, using a “passive” or “indexing” investment approach, seeks to replicate, before the Fund’s fees and expenses, the performance of the Index. The Index is composed of all liquid (as defined by the criteria set forth below) American depositary receipts (“ADRs”), global depositary receipts (“GDRs”) and local securities of certain countries that are represented in the Index. As of April 17, 2015, the Index was comprised of 71 constituents. The Index tracks the performance of ADRs listed on a U.S. exchange, GDRs traded on the London Stock Exchange (“LSE”) and ordinary share classes of equity securities listed on exchanges in Frontier Market countries. The Bank of New York Mellon, the Fund’s index provider (“BNY Mellon” or the “Index Provider”), categorizes countries as “Frontier Market” based upon an evaluation of gross domestic product growth, per capita income growth, experienced and expected inflation rates, privatization of infrastructure and social inequalities. These countries currently are: Argentina, Bahrain, Bangladesh, Bulgaria, Croatia, Cyprus, Jordan, Kazakhstan, Kenya, Kuwait, Latvia, Lithuania, Nigeria, Oman, Pakistan, Panama, Romania, Sri Lanka, Tunisia, Ukraine, Vietnam and Zambia. The universe of potential Index constituents includes all liquid ADRs, GDRs and ordinary shares which meet the criteria set forth under “Index Construction” with respect to trading volume and market capitalization. As of April 17, 2015, potential Index constituents include securities with free-float market capitalizations greater than $250 million which may include securities of all categories of market capitalizations, as defined by the Index Provider.

The following is hereby added immediately after the first sentence in the third paragraph of the “Principal Investment Strategies” section of the Summary Prospectus:

The Fund also may invest directly in other exchange-traded funds (“ETFs”) that provide exposure to securities similar to those securities in which the Fund may invest in directly.

The following is hereby added immediately after the “Micro-Cap Company Risk” in the “Principal Investment Risks” section of the Summary Prospectus:

Risks of Investing In Other ETFs. Shares of other ETFs are subject to the management fees and other expenses of those funds. The Fund must continue, at the same time, to pay its own management fees and expenses with respect to all of its investments, including shares of other ETFs. The securities of other ETFs may also be leveraged and will therefore be subject to certain leverage risks.

Claymore Exchange-Traded Fund Trust 2
227 West Monroe Street
Chicago, Illinois 60606

Please Retain This Supplement for Future Reference

April 17, 2015	FRN-SUMPRO-SUP

CLAYMORE EXCHANGE-TRADED FUND TRUST
Guggenheim Frontier Markets ETF

Supplement to the currently effective Prospectus and Statement of Additional Information (“SAI”) for the above-listed Fund:

Effective immediately, all references to the “BNY Mellon New Frontier DR Index” in the Prospectus and SAI are hereby deleted and replaced with “BNY Mellon New Frontier Index.”

The first paragraph of the “Summary Information-Guggenheim Frontier Markets ETF (FRN)-Principal Investment Strategies” section of the Prospectus is hereby deleted and replaced with the following:

The Fund, using a “passive” or “indexing” investment approach, seeks to replicate, before the Fund’s fees and expenses, the performance of the Index. The Index is composed of all liquid (as defined by the criteria set forth below) American depositary receipts (“ADRs”), global depositary receipts (“GDRs”) and local securities of certain countries that are represented in the Index. As of April 17, 2015, the Index was comprised of 71 constituents. The Index tracks the performance of ADRs listed on a U.S. exchange, GDRs traded on the London Stock Exchange (“LSE”) and ordinary share classes of equity securities listed on exchanges in Frontier Market countries. The Bank of New York Mellon, the Fund’s index provider (“BNY Mellon” or the “Index Provider”), categorizes countries as “Frontier Market” based upon an evaluation of gross domestic product growth, per capita income growth, experienced and expected inflation rates, privatization of infrastructure and social inequalities. These countries currently are: Argentina, Bahrain, Bangladesh, Bulgaria, Croatia, Cyprus, Jordan, Kazakhstan, Kenya, Kuwait, Latvia, Lithuania, Nigeria, Oman, Pakistan, Panama, Romania, Sri Lanka, Tunisia, Ukraine, Vietnam and Zambia. The universe of potential Index constituents includes all liquid ADRs, GDRs and ordinary shares which meet the criteria set forth under “Index Construction” with respect to trading volume and market capitalization. As of April 17, 2015, potential Index constituents include securities with free-float market capitalizations greater than $250 million which may include securities of all categories of market capitalizations, as defined by the Index Provider.

The following is hereby added immediately after the first sentence in the third paragraph of the “Summary Information-Guggenheim Frontier Markets ETF (FRN)-Principal Investment Strategies” section of the Prospectus:

The Fund also may invest directly in other exchange-traded funds (“ETFs”) that provide exposure to securities similar to those securities in which the Fund may invest in directly.

The following is hereby added immediately after the “Micro-Cap Company Risk” in the “Summary Information-Guggenheim Frontier Markets ETF (FRN)-Principal Investment Risks” section of the Prospectus:

Risks of Investing In Other ETFs. Shares of other ETFs are subject to the management fees and other expenses of those funds. The Fund must continue, at the same time, to pay its own management fees and expenses with respect to all of its investments, including shares of other ETFs. The securities of other ETFs may also be leveraged and will therefore be subject to certain leverage risks.

The “Additional Information About the Funds’ Principal Investment Strategies and Principal Investment Risks-Index Methodology-BNY Mellon New Frontier DR Index” section of the Prospectus is hereby deleted and replaced with the following:

The Index tracks the performance of companies in Frontier Markets. The Frontier Market countries are Argentina, Bahrain, Bangladesh, Bulgaria, Croatia, Cyprus, Jordan, Kazakhstan, Kenya, Kuwait, Latvia, Lithuania, Nigeria, Oman, Pakistan, Panama, Romania, Sri Lanka, Tunisia, Ukraine, Vietnam and Zambia. The universe of potential constituents includes all liquid ADRs, GDRs and ordinary shares which meet certain criteria with respect to trading volume, market capitalization and price. As of April 13, 2015, the Index’s constituent countries were represented (in approximate market capitalization) in the Index as follows: Nigeria, 15.5%; Argentina, 15.0%; Kuwait, 14.7%; Pakistan,

10.0%; Kenya, 9.9%; Vietnam, 9.1%; Kazakhstan, 8.7%; Oman, 6.2%; Panama, 5.9%, Romania, 4.1%; and Ukraine, 0.9%.

The “Additional Information About the Funds’ Principal Investment Strategies and Principal Investment Risks-Index Construction-BNY Mellon New Frontier DR Index” section of the Prospectus is hereby deleted and replaced with the following:

1. The Index consists of all ADRs, GDRs and local securities of companies from Argentina, Bahrain, Bangladesh, Bulgaria, Croatia, Cyprus, Jordan, Kazakhstan, Kenya, Kuwait, Latvia, Lithuania, Nigeria, Oman, Pakistan, Panama, Romania, Sri Lanka, Tunisia, Ukraine, Vietnam and Zambia that meet the following criteria:

•
Minimum 10 days traded in each month for the previous 3 months and average daily volume greater than or equal to $500,000. The inclusion of an ADR or GDR in the Index based on local share liquidity will be determined on a case-by-case basis and the local share volume must pass the same minimum requirements as the ADR or GDR.

•	Free-float adjusted market capitalization greater than or equal to $250 million.

•	To improve the investability of the Index and avoid adverse tax consequences for investors, passive foreign investment companies are excluded based on the best information available.
2. The Index’s administrator, subject to periodic review by a policy steering committee known as the BNY Mellon ADR Index Committee, performs a quarterly review of the Index methodology. Any changes to the methodology will be publicly disclosed prior to implementation of the change.

3. The Index is weighted based on a modified capitalization method, using a formula based upon the aggregate of prices times share quantities. The aggregate weight of all components within each country will be capped at 10% of the total Index weight with the exception of Argentina, Kuwait and Nigeria, which will be capped at 15%. The number of shares used in the Index calculation generally represents the entire class(es) or series of shares, adjusted for free-float, that trade in the local market and also trade in the form of depositary receipts in the United States and the United Kingdom, New York Shares, Global Registered Shares, or ordinary shares. Adjustments are made to ensure that no single security exceeds 10% of the Index and, with respect to the bottom 40% of the Index weight, that no single security represents more than 4.5% of the Index.

4. The Index is adjusted for changes in shares and float that may affect the weighting of constituents generally on a quarterly basis.

The third sentence in the “Other Information” section of the Prospectus is hereby deleted and replaced with the following:

Although registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with a Fund, the exemptive order is not applicable to the Guggenheim Frontier Markets ETF.

The reference to the Fund in the table in the “How to Buy and Sell Shares-How to Buy Shares” section of the Prospectus is hereby deleted and replaced with the following:

Fund	Fixed Creation Transaction Fees (Per Transaction)
Guggenheim Frontier Markets ETF	$2,000

The reference to the Fund in the table in the “How to Buy and Sell Shares-Redemption of Shares” section of the Prospectus is hereby deleted and replaced with the following:

Fund	Fixed Creation Transaction Fees (Per Transaction)
Guggenheim Frontier Markets ETF	$2,000

The reference to the Fund in the table in the “Creation and Redemption of Creation Unit Aggregations-Creation Transaction Fee” section of the SAI is hereby deleted and replaced with the following:

Fund	Standard Creation/Redemption Transaction Fee
Guggenheim Frontier Markets ETF	$2,000

Claymore Exchange-Traded Fund Trust 2
227 West Monroe Street
Chicago, Illinois 60606

Please Retain This Supplement for Future Reference

April 17, 2015	FRN-COMBO-SUP